Credit risk - Rate for each of the Five Scenarios (Details)	Dec. 31, 2020
Upside 1
Disclosure of forward looking information used in the determination of expected credit losses [line items]
House price growth, 2020	3.70%
House price growth, 2021	(4.60%)
GDP growth, 2020	(10.50%)
GDP growth, 2021	4.80%
GDP growth, 2022	4.90%
Unemployment rate, 2020	6.30%
Unemployment rate, 2021	6.10%
Bank of England base rate, 2020	0.10%
Bank of England base rate, 2021	0.25%
Bank of England base rate, 2022	0.75%
Base case
Disclosure of forward looking information used in the determination of expected credit losses [line items]
House price growth, 2020	3.50%
House price growth, 2021	(2.00%)
GDP growth, 2020	(11.50%)
GDP growth, 2021	4.50%
GDP growth, 2022	6.10%
Unemployment rate, 2020	6.80%
Unemployment rate, 2021	7.50%
Bank of England base rate, 2020	0.10%
Bank of England base rate, 2021	0.10%
Bank of England base rate, 2022	0.10%
Downside 1
Disclosure of forward looking information used in the determination of expected credit losses [line items]
House price growth, 2020	3.70%
House price growth, 2021	(5.40%)
GDP growth, 2020	(10.50%)
GDP growth, 2021	4.00%
GDP growth, 2022	3.60%
Unemployment rate, 2020	6.30%
Unemployment rate, 2021	6.50%
Bank of England base rate, 2020	0.10%
Bank of England base rate, 2021	0.10%
Bank of England base rate, 2022	0.10%
Downside 2
Disclosure of forward looking information used in the determination of expected credit losses [line items]
House price growth, 2020	3.70%
House price growth, 2021	(11.30%)
GDP growth, 2020	(11.10%)
GDP growth, 2021	(0.80%)
GDP growth, 2022	3.20%
Unemployment rate, 2020	6.30%
Unemployment rate, 2021	8.50%
Bank of England base rate, 2020	0.10%
Bank of England base rate, 2021	0.75%
Bank of England base rate, 2022	1.75%
Downside 3
Disclosure of forward looking information used in the determination of expected credit losses [line items]
House price growth, 2020	3.50%
House price growth, 2021	(19.70%)
GDP growth, 2020	(11.50%)
GDP growth, 2021	(8.00%)
GDP growth, 2022	3.10%
Unemployment rate, 2020	6.80%
Unemployment rate, 2021	11.40%
Bank of England base rate, 2020	0.10%
Bank of England base rate, 2021	(0.50%)
Bank of England base rate, 2022	0.00%